Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2023
T07-NPRT3-0623
1.9584814.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.0%
Communications Equipment – 3.0%
ADTRAN Holdings, Inc.		51,561	$ 470,236
Arista Networks, Inc. (a)		133,171	21,328,667
Calix, Inc. (a)		36,552	1,670,426
Cambium Networks Corp. (a)		16,097	243,709
Casa Systems, Inc. (a)		74,317	92,896
Ciena Corp. (a)		84,011	3,867,867
Cisco Systems, Inc.		2,216,173	104,714,174
Clearfield, Inc. (a)		9,205	402,074
CommScope Holding Co., Inc. (a)		141,523	697,708
Comtech Telecommunications Corp.		27,772	287,440
Digi International, Inc. (a)		25,127	757,830
Extreme Networks, Inc. (a)		81,932	1,456,751
F5, Inc. (a)		33,866	4,550,236
Harmonic, Inc. (a)		71,468	1,006,984
Infinera Corp. (a)		134,415	850,847
Juniper Networks, Inc.		181,191	5,462,909
Lumentum Holdings, Inc. (a)		40,217	1,940,470
Motorola Solutions, Inc.		90,866	26,478,353
NETGEAR, Inc. (a)		26,259	371,040
Netscout Systems, Inc. (a)		45,646	1,242,028
Ribbon Communications, Inc. (a)		85,003	217,608
ViaSat, Inc. (a)		36,741	1,287,037
Viavi Solutions, Inc. (a)		140,221	1,256,380
TOTAL COMMUNICATIONS EQUIPMENT	180,653,670
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.1%
Electronic Components – 0.9%
Amphenol Corp. Class A		323,442	24,410,168
Belden, Inc.		25,330	1,998,284
Coherent Corp. (a)		79,404	2,710,852
Corning, Inc.		438,290	14,559,994
Knowles Corp. (a)		60,508	1,021,375
Lightwave Logic, Inc. (a)		103,195	464,377
Littelfuse, Inc.		14,084	3,411,708
Rogers Corp. (a)		11,535	1,856,558
Vishay Intertechnology, Inc.		79,237	1,686,956
			52,120,272
Electronic Equipment & Instruments – 1.1%
Advanced Energy Industries, Inc.		22,229	1,922,809
Aeva Technologies, Inc. (a)		178,586	177,139
Arlo Technologies, Inc. (a)		95,071	612,257
Badger Meter, Inc.		17,462	2,310,746
Cognex Corp.		96,786	4,615,724
Evolv Technologies Holdings, Inc. (a)		102,995	370,782
FARO Technologies, Inc. (a)		17,086	398,958
Itron, Inc. (a)		27,857	1,487,564
Keysight Technologies, Inc. (a)		97,124	14,048,015
MicroVision, Inc. (a)		161,293	322,586
Mirion Technologies, Inc. (a)		93,825	759,983

		Shares	Value

Napco Security Technologies, Inc. (a)		23,047	$ 714,457
National Instruments Corp.		74,198	4,320,550
nLight, Inc. (a)		39,395	345,494
Novanta, Inc. (a)		20,464	3,127,718
OSI Systems, Inc. (a)		10,786	1,218,387
PAR Technology Corp. (a)		20,323	621,681
SmartRent, Inc. (a)		140,082	361,412
Teledyne Technologies, Inc. (a)		25,696	10,648,422
Trimble, Inc. (a)		136,472	6,427,831
Vishay Precision Group, Inc. (a)		11,729	440,307
Vontier Corp.		92,902	2,520,431
Zebra Technologies Corp. Class A (a)		28,403	8,180,916
			65,954,169
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.		27,128	579,183
CTS Corp.		21,748	852,739
Fabrinet (a)		21,359	2,028,037
Flex Ltd. (a)		252,169	5,187,116
IPG Photonics Corp. (a)		19,889	2,286,837
Jabil, Inc.		74,887	5,852,419
Kimball Electronics, Inc. (a)		21,098	424,703
Methode Electronics, Inc.		23,812	976,054
Plexus Corp. (a)		16,915	1,479,555
Sanmina Corp. (a)		34,119	1,783,059
TE Connectivity Ltd.		172,216	21,074,072
TTM Technologies, Inc. (a)		66,676	787,444
			43,311,218
Technology Distributors – 0.4%
Arrow Electronics, Inc. (a)		34,764	3,978,045
Avnet, Inc.		53,673	2,214,548
CDW Corp.		73,829	12,520,660
ePlus, Inc. (a)		18,145	790,033
Insight Enterprises, Inc. (a)		20,337	2,459,760
PC Connection, Inc.		11,078	446,111
ScanSource, Inc. (a)		20,094	549,571
TD SYNNEX Corp.		25,147	2,239,089
			25,197,817
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	186,583,476
FINANCIAL SERVICES – 9.2%
Transaction & Payment Processing Services – 9.2%
Affirm Holdings, Inc. (a)		123,039	1,213,165
AvidXchange Holdings, Inc. (a)		46,700	346,981
Block, Inc. (a)		285,237	17,339,557
Cass Information Systems, Inc.		11,078	405,233
Euronet Worldwide, Inc. (a)		28,535	3,159,966
EVERTEC, Inc.		35,604	1,235,103

Quarterly Report	2

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Transaction & Payment Processing Services – continued
Fidelity National Information Services, Inc.		323,207	$ 18,978,715
Fiserv, Inc. (a)		326,828	39,912,235
FleetCor Technologies, Inc. (a)		38,670	8,272,286
Flywire Corp. (a)		25,402	740,976
Global Payments, Inc.		147,833	16,662,257
I3 Verticals, Inc. Class A (a)		20,528	477,276
International Money Express, Inc. (a)		25,162	648,676
Jack Henry & Associates, Inc.		40,506	6,616,250
Marqeta, Inc. Class A (a)		251,615	1,019,041
Mastercard, Inc. Class A		462,805	175,879,784
MoneyGram International, Inc. (a)		65,600	666,496
Paymentus Holdings, Inc. Class A (a)		32,543	267,829
Payoneer Global, Inc. (a)		149,926	818,596
PayPal Holdings, Inc. (a)		586,112	44,544,512
Remitly Global, Inc. (a)		62,930	1,057,224
Repay Holdings Corp. (a)		66,761	418,592
Shift4 Payments, Inc. Class A (a)		30,504	2,067,256
The Western Union Co.		174,705	1,909,526
Toast Inc. Class A (a)		3,023	55,019
Visa, Inc. Class A		877,653	204,256,183
WEX, Inc. (a)		24,505	4,345,962
TOTAL FINANCIAL SERVICES	553,314,696
HOTELS, RESTAURANTS & LEISURE – 0.0%
Hotels, Resorts & Cruise Lines – 0.0%
Sabre Corp. (a)		203,430	813,720
IT SERVICES – 4.6%
Internet Services & Infrastructure – 1.2%
Akamai Technologies, Inc. (a)		87,296	7,155,653
BigCommerce Holdings, Inc. Series 1 (a)		50,014	369,603
Cloudflare, Inc. Class A (a)		140,905	6,629,580
Cyxtera Technologies, Inc. (a)		95,151	30,943
DigitalOcean Holdings, Inc. (a)		29,088	917,436
Fastly, Inc. Class A (a)		72,351	1,069,348
GoDaddy, Inc. Class A (a)		86,045	6,511,886
MongoDB, Inc. (a)		37,923	9,100,003
Okta, Inc. (a)		84,457	5,787,838
Rackspace Technology, Inc. (a)		100,777	147,134
Snowflake, Inc. Class A (a)		121,260	17,956,181
Squarespace, Inc. Class A (a)		25,582	795,600
Tucows, Inc. Class A (a)		11,283	252,626
Twilio, Inc. Class A (a)		97,260	5,116,849
VeriSign, Inc. (a)		52,346	11,610,343
			73,451,023
IT Consulting & Other Services – 3.4%
Accenture PLC Class A		340,018	95,303,645

		Shares	Value

Cognizant Technology Solutions Corp. Class A		279,707	$ 16,701,305
DXC Technology Co. (a)		130,941	3,122,943
EPAM Systems, Inc. (a)		31,548	8,910,417
Gartner, Inc. (a)		43,125	13,043,587
Grid Dynamics Holdings, Inc. (a)		42,016	456,714
International Business Machines Corp.		484,231	61,211,641
Kyndryl Holdings, Inc. (a)		109,854	1,588,489
Perficient, Inc. (a)		21,356	1,386,432
The Hackett Group, Inc.		23,113	428,977
Unisys Corp. (a)		79,958	256,665
			202,410,815
TOTAL IT SERVICES	275,861,838
PROFESSIONAL SERVICES – 1.9%
Data Processing & Outsourced Services – 0.5%
Broadridge Financial Solutions, Inc.		64,719	9,410,790
Concentrix Corp.		25,097	2,422,112
Conduent, Inc. (a)		142,135	498,894
CSG Systems International, Inc.		20,380	1,073,618
ExlService Holdings, Inc. (a)		18,998	3,388,863
Maximus, Inc.		35,143	2,939,712
SS&C Technologies Holdings, Inc.		125,321	7,336,291
TaskUS, Inc. Class A (a)		23,951	322,381
TTEC Holdings, Inc.		14,271	486,213
Verra Mobility Corp. (a)		85,418	1,447,835
			29,326,709
Human Resource & Employment Services – 1.4%
Automatic Data Processing, Inc.		224,347	49,356,340
Ceridian HCM Holding, Inc. (a)		77,105	4,894,625
Paychex, Inc.		176,640	19,405,670
Paycom Software, Inc. (a)		28,307	8,219,504
Paycor HCM, Inc. (a)		26,717	627,850
Paylocity Holding Corp. (a)		22,552	4,359,076
			86,863,065
TOTAL PROFESSIONAL SERVICES	116,189,774
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 20.2%
Semiconductor Materials & Equipment – 2.9%
ACM Research, Inc. Class A (a)		39,123	365,800
Aehr Test Systems (a)		2,070	51,232
Amkor Technology, Inc.		66,945	1,497,560
Applied Materials, Inc.		465,145	52,575,339
Axcelis Technologies, Inc. (a)		19,292	2,282,244
Cohu, Inc. (a)		31,241	1,057,195
Enphase Energy, Inc. (a)		73,697	12,101,047
Entegris, Inc.		82,572	6,186,294
FormFactor, Inc. (a)		47,792	1,305,200
Ichor Holdings Ltd. (a)		21,309	593,456
KLA Corp.		76,762	29,671,583
Kulicke & Soffa Industries, Inc.		34,483	1,643,460
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductor Materials & Equipment – continued
Lam Research Corp.	73,899	$ 38,728,988
MKS Instruments, Inc.	34,306	2,877,244
Onto Innovation, Inc. (a)	29,193	2,364,049
PDF Solutions, Inc. (a)	22,122	797,498
Photronics, Inc. (a)	44,529	643,889
SolarEdge Technologies, Inc. (a)	30,736	8,779,124
Teradyne, Inc.	85,763	7,837,023
Ultra Clean Holdings, Inc. (a)	30,116	859,511
Veeco Instruments, Inc. (a)	37,118	683,714
		172,901,450
Semiconductors – 17.3%
Advanced Micro Devices, Inc. (a)	870,790	77,822,502
Allegro MicroSystems, Inc. (a)	40,594	1,452,047
Alpha & Omega Semiconductor Ltd. (a)	19,604	468,144
Ambarella, Inc. (a)	21,823	1,352,590
Analog Devices, Inc.	275,366	49,532,836
Broadcom, Inc.	217,572	136,308,858
CEVA, Inc. (a)	18,758	471,389
Cirrus Logic, Inc. (a)	31,592	2,710,278
Credo Technology Group Holding Ltd. (a)	49,862	404,381
Diodes, Inc. (a)	26,659	2,124,722
First Solar, Inc. (a)	52,884	9,655,561
Impinj, Inc. (a)	13,409	1,185,490
indie Semiconductor, Inc. Class A (a)	62,313	471,709
Intel Corp.	2,201,813	68,388,312
Lattice Semiconductor Corp. (a)	76,057	6,061,743
MACOM Technology Solutions Holdings, Inc. (a)	29,647	1,729,606
MagnaChip Semiconductor Corp. (a)	43,739	388,402
Marvell Technology, Inc.	464,225	18,327,603
MaxLinear, Inc. Class A (a)	45,726	1,103,368
Meta Materials, Inc. (a)	676,537	124,618
Microchip Technology, Inc.	298,463	21,784,814
Micron Technology, Inc.	589,276	37,925,803
Monolithic Power Systems, Inc.	24,402	11,272,992
Navitas Semiconductor Corp. (a)	91,810	489,347
NVIDIA Corp.	1,325,605	367,842,131
NXP Semiconductors N.V.	140,552	23,013,984
ON Semiconductor Corp. (a)	235,070	16,915,637
Power Integrations, Inc.	33,276	2,421,827
Qorvo, Inc. (a)	56,536	5,205,835
QUALCOMM, Inc.	602,453	70,366,510
Rambus, Inc. (a)	62,405	2,767,038
Semtech Corp. (a)	40,877	796,693
Silicon Laboratories, Inc. (a)	19,016	2,648,929
SiTime Corp. (a)	10,295	1,116,699

		Shares	Value

Skyworks Solutions, Inc.		87,925	$ 9,311,257
SMART Global Holdings, Inc. (a)		36,406	561,381
Synaptics, Inc. (a)		23,112	2,046,799
Texas Instruments, Inc.		489,879	81,907,769
Universal Display Corp.		25,691	3,428,721
Wolfspeed, Inc. (a)		69,876	3,252,728
			1,045,161,053
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,218,062,503
SOFTWARE – 33.5%
Application Software – 10.1%
8x8, Inc. (a)		87,993	252,540
ACI Worldwide, Inc. (a)		65,173	1,650,832
Adobe, Inc. (a)		250,904	94,731,314
Agilysys, Inc. (a)		15,278	1,192,295
Alarm.com Holdings, Inc. (a)		29,451	1,404,518
Alkami Technology, Inc. (a)		22,566	270,566
Altair Engineering, Inc. Class A (a)		31,793	2,195,307
Alteryx, Inc. Class A (a)		35,981	1,479,899
American Software, Inc. Class A		31,267	373,328
Amplitude, Inc. Class A (a)		43,767	496,755
ANSYS, Inc. (a)		47,638	14,954,521
Appfolio, Inc. Class A (a)		12,043	1,681,444
AppLovin Corp. Class A (a)		76,228	1,295,876
Asana, Inc. Class A (a)		50,580	818,384
Aspen Technology, Inc. (a)		16,147	2,858,019
Atlassian Corp. Ltd. Class A (a)		369	54,487
Autodesk, Inc. (a)		117,050	22,800,170
AvePoint, Inc. (a)		88,100	382,354
Bentley Systems, Inc. Class B		109,289	4,651,340
Bills Holdings, Inc. (a)		53,718	4,126,080
Black Knight, Inc. (a)		87,161	4,762,477
Blackbaud, Inc. (a)		27,832	1,930,288
Blackline, Inc. (a)		33,403	1,860,881
Box, Inc. Class A (a)		82,710	2,188,507
Braze, Inc. Class A (a)		21,949	645,301
C3.ai, Inc. Class A (a)		50,841	905,987
Cadence Design Systems, Inc. (a)		148,910	31,189,199
CCC Intelligent Solutions Holdings, Inc. (a)		89,005	772,563
Cerence, Inc. (a)		28,338	724,036
Clear Secure, Inc. Class A		25,287	611,693
Clearwater Analytics Holdings, Inc. Class A (a)		57,443	885,197
Consensus Cloud Solutions, Inc. (a)		12,966	484,021
Couchbase, Inc. (a)		21,162	325,048
CS Disco, Inc. (a)		31,034	182,480
Datadog, Inc. Class A (a)		133,878	9,020,700
Digital Turbine, Inc. (a)		69,751	818,179
DocuSign, Inc. (a)		111,143	5,494,910
Domo, Inc. Class B (a)		29,752	472,462

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
DoubleVerify Holdings, Inc. (a)	29,591	$ 870,567
Dropbox, Inc. Class A (a)	156,724	3,187,766
Dynatrace, Inc. (a)	120,885	5,111,018
E2open Parent Holdings, Inc. (a)	130,204	818,983
Ebix, Inc.	25,217	410,028
Elastic N.V. (a)	44,286	2,535,374
Enfusion, Inc. Class A (a)	27,030	226,511
Envestnet, Inc. (a)	23,779	1,507,113
Everbridge, Inc. (a)	27,530	723,488
EverCommerce, Inc. (a)	35,468	428,099
Expensify, Inc. Class A (a)	28,999	220,102
Fair Isaac Corp. (a)	13,741	10,002,761
Five9, Inc. (a)	40,441	2,622,194
ForgeRock Inc. Class A (a)	2,422	48,513
Freshworks, Inc. Class A (a)	80,060	1,069,602
Guidewire Software, Inc. (a)	44,639	3,401,045
HashiCorp, Inc. Class A (a)	2,086	55,926
HubSpot, Inc. (a)	25,405	10,694,235
Informatica Inc. Class A (a)	30,490	471,375
Intapp, Inc. (a)	12,109	488,235
InterDigital, Inc.	18,722	1,268,228
Intuit, Inc.	144,213	64,023,361
Jamf Holding Corp. (a)	29,508	558,291
LivePerson, Inc. (a)	52,754	244,251
LiveRamp Holdings, Inc. (a)	43,787	1,054,829
Manhattan Associates, Inc. (a)	34,994	5,797,806
Marathon Digital Holdings, Inc. (a)	88,030	886,462
Matterport, Inc. (a)	173,462	404,166
MeridianLink, Inc. (a)	22,733	339,631
MicroStrategy, Inc. Class A (a)	5,758	1,890,812
Mitek Systems, Inc. (a)	45,137	407,136
Model N, Inc. (a)	24,025	739,970
Momentive Global, Inc. (a)	94,127	883,853
nCino, Inc. (a)	36,852	911,350
NCR Corp. (a)	81,578	1,818,374
New Relic, Inc. (a)	35,824	2,560,341
Nutanix, Inc. Class A (a)	132,416	3,175,336
Olo, Inc. Class A (a)	75,786	519,134
ON24, Inc. (a)	35,079	305,187
PagerDuty, Inc. (a)	49,877	1,499,303
Palantir Technologies, Inc. Class A (a)	930,025	7,207,694
Pegasystems, Inc.	26,184	1,194,514
PowerSchool Holdings, Inc. Class A (a)	34,266	715,474
Procore Technologies, Inc. (a)	18,090	966,187
PROS Holdings, Inc. (a)	29,236	829,425
PTC, Inc. (a)	61,627	7,752,060
Q2 Holdings, Inc. (a)	37,047	912,097
Rimini Street, Inc. (a)	70,517	263,734

	Shares	Value

RingCentral, Inc. Class A (a)	49,459	$ 1,363,090
Riot Blockchain, Inc. (a)	122,277	1,462,433
Roper Technologies, Inc.	57,605	26,197,602
Salesforce, Inc. (a)	534,117	105,952,789
Samsara, Inc. Class A (a)	60,615	1,094,101
SEMrush Holdings, Inc. Class A (a)	43,493	420,142
Smartsheet, Inc. Class A (a)	71,431	2,919,385
SoundThinking, Inc. (a)	10,570	314,458
Splunk, Inc. (a)	89,488	7,717,445
Sprinklr, Inc. Class A (a)	48,951	585,454
Sprout Social, Inc. Class A (a)	28,729	1,415,191
SPS Commerce, Inc. (a)	20,757	3,057,506
Sumo Logic, Inc. (a)	65,130	781,560
Synopsys, Inc. (a)	82,833	30,757,550
Tyler Technologies, Inc. (a)	23,016	8,723,754
Unity Software, Inc. (a)	138,478	3,734,752
Verint Systems, Inc. (a)	40,469	1,476,714
Vertex, Inc. Class A (a)	39,736	820,548
Workday, Inc. Class A (a)	109,037	20,296,147
Workiva, Inc. (a)	27,182	2,539,342
Yext, Inc. (a)	81,508	715,640
Zeta Global Holdings Corp. Class A (a)	81,958	795,812
Zoom Video Communications, Inc. Class A (a)	121,629	7,471,669
		605,578,983
Systems Software – 23.4%
A10 Networks, Inc.	47,276	668,483
Adeia, Inc.	75,512	576,912
Appian Corp. Class A (a)	23,351	876,830
CommVault Systems, Inc. (a)	24,836	1,447,194
Crowdstrike Holdings, Inc. Class A (a)	110,917	13,315,586
Dolby Laboratories, Inc. Class A	34,658	2,900,528
Fortinet, Inc. (a)	361,477	22,791,125
Gitlab, Inc. Class A (a)	29,701	901,722
JFrog Ltd. (a)	35,675	662,485
Microsoft Corp.	3,803,799	1,168,755,281
N-Able, Inc. (a)	44,629	569,020
NortonLifelock, Inc.	325,136	5,745,153
OneSpan, Inc. (a)	31,968	471,208
Oracle Corp.	862,045	81,652,902
Palo Alto Networks, Inc. (a)	162,224	29,599,391
Progress Software Corp.	26,675	1,463,924
Qualys, Inc. (a)	20,158	2,276,644
Rapid7, Inc. (a)	36,077	1,753,703
SentinelOne, Inc. Class A (a)	3,408	54,767
ServiceNow, Inc. (a)	108,319	49,763,915
SolarWinds Corp. (a)	44,711	385,409
Telos Corp. (a)	57,819	98,292
Tenable Holdings, Inc. (a)	65,228	2,412,784
Teradata Corp. (a)	59,646	2,308,897
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Systems Software – continued
Varonis Systems, Inc. (a)		66,893	$ 1,549,242
VMware, Inc. Class A (a)		116,339	14,545,865
Xperi, Inc. (a)		42,444	402,793
Zscaler, Inc. (a)		48,052	4,329,485
Zuora, Inc. Class A (a)		89,238	695,164
			1,412,974,704
TOTAL SOFTWARE	2,018,553,687
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 24.4%
Technology Hardware, Storage & Peripherals – 24.4%
Apple, Inc.		8,319,462	1,411,646,312
Avid Technology, Inc. (a)		25,377	748,875
Corsair Gaming, Inc. (a)		33,029	575,365
DELL Technologies, Inc. Class C		144,274	6,274,476
Hewlett Packard Enterprise Co.		705,017	10,095,843
HP, Inc.		548,217	16,287,527
IonQ, Inc. (a)		108,783	599,394
NetApp, Inc.		120,859	7,600,823
Pure Storage, Inc. Class A (a)		159,336	3,637,641
Seagate Technology Holdings PLC		108,475	6,375,076
Super Micro Computer, Inc. (a)		27,776	2,928,424
Western Digital Corp. (a)		175,788	6,054,139
Xerox Holdings Corp.		75,082	1,176,535
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	1,474,000,430
TOTAL COMMON STOCKS (Cost $3,853,286,259)			6,024,033,794
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $7,244,000)		7,244,000	$ 7,244,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,860,530,259)	6,031,277,794
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	1,072,072
NET ASSETS – 100.0%	$6,032,349,866

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $486,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2023	$ 709,920	$ (1,692)	$ (1,692)
CME E-mini Technology Select Sector Index Contracts (United States)	46	June 2023	7,028,800	360,815	360,815
Total Equity Index Contracts					$ 359,123
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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